BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	$ 44,437	$ 74,634
Prepaid expenses	1,194	875
Total current assets	45,631	75,509
Current liabilities
Accounts payable and accrued expenses	3,176	3,550
Total current liabilities	3,176	3,550
Stockholders' equity (Note 6)
Common stock, par value $0.001, authorized 100,000,000 shares; issued and outstanding shares (December 31, 2015: 34,548,368; December 31, 2014: 34,548,368)	34,548	34,548
Additional paid-in capital	7,104,130	7,104,130
Accumulated deficit	(7,096,223)	(7,066,719)
Total stockholders' equity	42,455	71,959
Total liabilities and stockholders' equity	$ 45,631	$ 75,509